SIGNIFICANT ACCOUNTING POLICIES (Cumulative Statement of Operations Adjustments - Adoption of ASC No. 606) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue:
License	$ 192,514	$ 147,640	$ 131,530
Maintenance and professional services	150,685	114,061	85,083
Operating expenses:
Sales and marketing	148,290	126,739	93,775
Taxes on income	(4,771)	(8,414)	(8,077)
Net income	$ 47,072	$ 16,015	$ 28,124
Basic net income per ordinary share	$ 1.30	$ 0.46	$ 0.83
Diluted net income per ordinary share	$ 1.27	$ 0.44	$ 0.78
Under ASC No. 605 [Member]
Revenue:
License	$ 187,345
Maintenance and professional services	150,926
Operating expenses:
Sales and marketing	161,050
Taxes on income	(352)
Net income	$ 33,803
Basic net income per ordinary share	$ 0.93
Diluted net income per ordinary share	$ 0.91
Adjustments [Member] | Accounting Standards Update 606 [Member]
Revenue:
License	$ (5,169)
Maintenance and professional services	241
Operating expenses:
Sales and marketing	12,760
Taxes on income	4,419
Net income	$ (13,269)
Basic net income per ordinary share	$ (0.37)
Diluted net income per ordinary share	$ (0.36)